Consolidated Statement of Changes in Equity - GBP (£) £ in Millions		Total		Called-up share capital [member]	Share premium account [member]	Other reserves [member]		Own shares [member]	Retained earnings [member]		Total equity shareholder's funds [member]		Non-controlling interests [member]
Beginning balance at Dec. 31, 2016		£ 9,812.2	[1]	£ 133.2	£ 562.2	£ 1,735.8	[1]	£ (962.0)	£ 7,899.9	[1]	£ 9,369.1	[1]	£ 443.1
Ordinary shares issued		6.4	[1]	0.1	6.3						6.4	[1]
Treasury share additions		(289.6)	[1]					(289.6)			(289.6)	[1]
Treasury share allocations								112.2	(112.2)	[1]
Profit for the year		2,059.4	[1],[2]						1,963.7	[1]	1,963.7	[1]	95.7
Exchange adjustments on foreign currency net investments		(659.8)	[1]			(640.1)	[1]				(640.1)	[1]	(19.7)
Gain on revaluation of available for sale investments	[1]	32.1				32.1					32.1
Actuarial gain(loss) on defined benefit pension plans	[1]	17.0							17.0		17.0
Deferred tax on defined benefit pension plans	[1]	(24.6)							(24.6)		(24.6)
Other comprehensive income/(loss)		(635.3)	[1]			(608.0)	[1]		(7.6)	[1]	(615.6)	[1]	(19.7)
Total comprehensive (loss)/income		1,424.1	[1]			(608.0)	[1]		1,956.1	[1]	1,348.1	[1]	76.0
Dividends paid		(839.3)	[1]						(751.5)	[1]	(751.5)	[1]	(87.8)
Non-cash share-based incentive plans (including share options)	[1]	105.0							105.0		105.0
Tax adjustment on share-based payments	[1]	3.0							3.0		3.0
Net movement in own shares held by ESOP Trusts		(214.6)	[1]					(31.7)	(182.9)	[1]	(214.6)	[1]
Recognition/remeasurement of financial instruments	[1]	(20.4)				(8.7)			(11.7)		(20.4)
Acquisition of subsidiaries	[3]	(26.3)	[1]						(63.8)	[1]	(63.8)	[1]	37.5
End of year, restated at Dec. 31, 2017		9,960.5	[1]	133.3	568.5	1,119.1	[1]	(1,171.1)	8,841.9	[1]	9,491.7	[1]	468.8
Accounting policy change (IFRS 9)	[1]					(407.4)			407.4
Beginning balance, restated at Dec. 31, 2017		9,960.5	[1]	133.3	568.5	711.7	[1]	(1,171.1)	9,249.3	[1]	9,491.7	[1]	468.8
Ordinary shares issued		1.2	[1]		1.2						1.2	[1]
Treasury share additions		(104.3)	[1]					(104.3)			(104.3)	[1]
Treasury share allocations								1.5	(1.5)	[1]
Profit for the year		901.1	[1],[2]						824.6	[1]	824.6	[1]	76.5
Exchange adjustments on foreign currency net investments		284.0	[1]			275.0	[1]				275.0	[1]	9.0
Movements on equity investments held at fair value through other comprehensive income	[1]	(247.9)							(247.9)		(247.9)
Actuarial gain(loss) on defined benefit pension plans	[1]	8.9							8.9		8.9
Deferred tax on defined benefit pension plans	[1]	(0.7)							(0.7)		(0.7)
Other comprehensive income/(loss)		44.3	[1]			275.0	[1]		(239.7)	[1]	35.3	[1]	9.0
Total comprehensive (loss)/income		945.4	[1]			275.0	[1]		584.9	[1]	859.9	[1]	85.5
Dividends paid		(853.6)	[1]						(747.4)	[1]	(747.4)	[1]	(106.2)
Non-cash share-based incentive plans (including share options)	[1]	84.8							84.8		84.8
Tax adjustment on share-based payments	[1]	(1.2)							(1.2)		(1.2)
Net movement in own shares held by ESOP Trusts	[1]	(102.8)						18.2	(121.0)		(102.8)
Recognition/remeasurement of financial instruments	[1]	(13.9)				(24.3)			10.4		(13.9)
Acquisition of subsidiaries	[4]	(131.8)	[1]						(108.1)	[1]	(108.1)	[1]	(23.7)
End of year, restated at Dec. 31, 2018		9,784.3	[1]	133.3	569.7	962.4	[1]	(1,255.7)	8,950.2	[1]	9,359.9	[1]	424.4
Accounting policy change (IFRS 16)	[1],[5]	(128.9)							(128.9)		(128.9)
Deferred tax on accounting policy change (IFRS 16)	[1],[5]	27.8							27.8		27.8
Beginning balance, restated at Dec. 31, 2018		9,683.2		133.3	569.7	962.4	[1]	(1,255.7)	8,849.1	[1]	9,258.8	[1]	424.4
Ordinary shares issued		0.6	[1]		0.6						0.6	[1]
Treasury share additions		(43.8)
Share cancellations		(47.7)	[1]	(0.5)		0.5	[1]		(47.7)	[1]	(47.7)	[1]
Treasury share allocations		0.0	[1]					1.0	(1.0)	[1]
Profit for the year		950.1	[1]						856.3	[1]	856.3	[1]	93.8
Exchange adjustments recycled to the income statement on disposal of discontinued operations	[1]	(284.0)				(284.0)					(284.0)
Exchange adjustments on foreign currency net investments		(625.1)	[1]			(607.1)	[1]				(607.1)	[1]	(18.0)
Movements on equity investments held at fair value through other comprehensive income	[1]	(141.4)							(141.4)		(141.4)
Actuarial gain(loss) on defined benefit pension plans	[1]	(36.6)							(36.6)		(36.6)
Deferred tax on defined benefit pension plans	[1]	6.4							6.4		6.4
Other comprehensive income/(loss)		(1,080.7)	[1]			(891.1)	[1]		(171.6)	[1]	(1,062.7)	[1]	(18.0)
Total comprehensive (loss)/income		(130.6)	[1]			(891.1)	[1]		684.7	[1]	(206.4)	[1]	75.8
Dividends paid		(846.7)	[1]						(750.5)	[1]	(750.5)	[1]	(96.2)
Non-cash share-based incentive plans (including share options)	[1]	71.4							71.4		71.4
Tax adjustment on share-based payments	[1]	3.1							3.1		3.1
Net movement in own shares held by ESOP Trusts	[1]							76.0	(76.0)
Recognition/remeasurement of financial instruments	[1]	23.7				10.6			13.1		23.7
Share purchases – close period commitments	[1],[6]	(252.3)				(252.3)					(252.3)
Acquisition of subsidiaries	[4]	(88.9)	[1]						(56.3)	[1]	(56.3)	[1]	(32.6)
End of year, restated at Dec. 31, 2019		£ 8,415.8	[1]	£ 132.8	£ 570.3	£ (169.9)	[1]	£ (1,178.7)	£ 8,689.9	[1]	£ 8,044.4	[1]	£ 371.4

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Other reserves are analysed in note 29.
[4]	Acquisition of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[5]	The impact of the adoption of IFRS 16 Leases from 1 January 2019 is described in the accounting policies.
[6]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity.